Taxation - Summary of Income Tax Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of income tax expenses [Line Items]
Under/(Over) provision in respect of prior years	¥ (250)		¥ 18	¥ 39
Total tax expenses excluded deferred taxation	372		565	737
Deferred taxation	2,423		2,259	6
Income tax expenses	2,795	$ 402	2,824	743
Hong Kong [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	66		88	44
Mainland China and other countries [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	¥ 556		¥ 459	¥ 654